Other Non-current Liabilities	6 Months Ended
Jun. 30, 2025
Other Non-current Liabilities
Other Non-current Liabilities

11.  Other Non-current Liabilities

Other non-current liabilities consisted of the following:

	June 30, 2025	December 31, 2024

	(in US$’000)
Provision for profit guarantee, non-current portion (Note 16)	75,980	—
Branding liability payable (Note 17 (ii))	6,650	6,475
Lease liabilities	3,109	4,089
Others	7,303	7,351
	93,042	17,915